Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
June 30, 2026
AFF25-NPRT1-0826
1.818367.121
Bond Funds - 43.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,527,737	45,277,367
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	22,953,376	175,822,861
Fidelity Series Emerging Markets Debt Fund (b)	1,200,141	10,405,227
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	277,632	2,679,146
Fidelity Series Floating Rate High Income Fund (b)	172,373	1,494,474
Fidelity Series High Income Fund (b)	1,134,796	10,145,078
Fidelity Series International Credit Fund (b)	225,681	1,920,541
Fidelity Series International Developed Markets Bond Index Fund (b)	11,209,482	95,728,975
Fidelity Series Investment Grade Bond Fund (b)	46,847,985	471,759,208
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,312,322	60,294,675
Fidelity Series Real Estate Income Fund (b)	171,594	1,736,528
TOTAL BOND FUNDS (Cost $974,260,848)		877,264,080

Domestic Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	5,195,669	94,457,264
Fidelity Advisor Series Growth Opportunities Fund (b)	3,220,310	67,143,472
Fidelity Series All-Sector Equity Fund (b)	3,029,056	45,890,204
Fidelity Series Commodity Strategy Fund (b)	38,236	4,099,278
Fidelity Series Intrinsic Opportunities Fund (b)	1,055,060	12,766,228
Fidelity Series Large Cap Stock Fund (b)	4,467,284	131,874,220
Fidelity Series Large Cap Value Index Fund (b)	578,356	12,249,577
Fidelity Series Opportunistic Insights Fund (b)	2,871,642	81,698,226
Fidelity Series Small Cap Core Fund (b)	219,628	3,566,765
Fidelity Series Small Cap Discovery Fund (b)	793,607	10,443,870
Fidelity Series Small Cap Opportunities Fund (b)	1,017,067	20,554,928
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,776,579	73,893,672
Fidelity Series Value Discovery Fund (b)	3,963,808	73,964,656
TOTAL DOMESTIC EQUITY FUNDS (Cost $329,461,615)		632,602,360

International Equity Funds - 25.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,495,799	52,212,107
Fidelity Series Emerging Markets Fund (b)	2,445,062	37,311,645
Fidelity Series Emerging Markets Opportunities Fund (b)	4,699,962	151,056,785
Fidelity Series International Growth Fund (b)	4,094,135	88,310,486
Fidelity Series International Small Cap Fund (b)	830,157	15,698,264
Fidelity Series International Value Fund (b)	5,188,790	86,860,342
Fidelity Series Overseas Fund (b)	5,412,087	87,621,681
Fidelity Series Select International Small Cap Fund (b)	103,582	1,602,419
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $258,174,912)		520,673,729

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	1,020,000	1,019,898
US Treasury Bills 0% 7/23/2026 (d)	3.63	2,640,000	2,634,211
US Treasury Bills 0% 7/30/2026 (d)	3.62	1,740,000	1,734,961
US Treasury Bills 0% 7/9/2026 (d)	3.63	30,000	29,976
US Treasury Bills 0% 8/6/2026 (d)	3.63	20,000	19,927
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,438,973)			5,438,973

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,296,763)	3.69	2,296,304	2,296,763

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,569,633,111)	2,038,275,905
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,719,466)
NET ASSETS - 100.0%	2,036,556,439

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	869	9/2026	97,572,406	802,686
CBOT US Treasury Long Bond Contracts (United States)	88	9/2026	9,949,500	239,079
ICE MSCI EAFE Index Contracts (United States)	48	9/2026	7,548,720	(10,283)
TOTAL LONG				1,031,482
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(77)	9/2026	(11,725,560)	(372,977)
CME E-Mini S&P 500 Index Contracts (United States)	(90)	9/2026	(33,967,125)	(403,308)
TOTAL SHORT				(776,285)
TOTAL FUTURES CONTRACTS				255,197

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,438,973.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,178,380	10,393,440	13,275,013	16,790	(44)	-	2,296,763	2,296,304	0.0%
Total	5,178,380	10,393,440	13,275,013	16,790	(44)	-	2,296,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	91,230,542	2,292,188	16,622,194	-	1,896,161	15,660,567	94,457,264	5,195,669
Fidelity Advisor Series Growth Opportunities Fund	64,451,501	610,903	16,090,901	-	2,601,725	15,570,244	67,143,472	3,220,310
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	29,670,092	17,417,363	1,952,666	17,910	633	141,945	45,277,367	4,527,737
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	174,575,238	9,583,355	10,164,840	92,124	(822,715)	2,651,823	175,822,861	22,953,376
Fidelity Series All-Sector Equity Fund	41,958,315	417,787	3,903,817	-	372,942	7,044,977	45,890,204	3,029,056
Fidelity Series Canada Fund	52,240,034	1,624,430	3,043,210	-	220,787	1,170,066	52,212,107	2,495,799
Fidelity Series Commodity Strategy Fund	13,477,064	66,964	9,233,590	-	1,314,267	(1,525,427)	4,099,278	38,236
Fidelity Series Emerging Markets Debt Fund	9,624,495	1,059,531	626,593	144,353	(4,523)	352,317	10,405,227	1,200,141
Fidelity Series Emerging Markets Debt Local Currency Fund	2,722,715	24,248	163,133	-	(5,114)	100,430	2,679,146	277,632
Fidelity Series Emerging Markets Fund	31,297,064	2,373,044	2,965,577	-	469,224	6,137,890	37,311,645	2,445,062
Fidelity Series Emerging Markets Opportunities Fund	128,250,060	6,499,242	13,906,295	-	1,941,966	28,271,812	151,056,785	4,699,962
Fidelity Series Floating Rate High Income Fund	1,561,839	45,009	114,552	27,689	(10,290)	12,468	1,494,474	172,373
Fidelity Series Government Money Market Fund	-	7,871,032	7,871,032	15,637	-	-	-	-
Fidelity Series High Income Fund	10,185,053	416,073	618,020	163,224	(13,069)	175,041	10,145,078	1,134,796
Fidelity Series International Credit Fund	1,892,396	16,182	8,425	16,182	823	19,565	1,920,541	225,681
Fidelity Series International Developed Markets Bond Index Fund	94,333,509	5,888,281	5,281,320	790,753	(133,977)	922,482	95,728,975	11,209,482
Fidelity Series International Growth Fund	87,710,388	813,391	12,884,017	-	2,313,895	10,356,829	88,310,486	4,094,135
Fidelity Series International Small Cap Fund	19,007,570	-	4,895,018	-	2,231,831	(646,119)	15,698,264	830,157
Fidelity Series International Value Fund	87,892,321	2,147,132	8,334,860	-	1,092,799	4,062,950	86,860,342	5,188,790
Fidelity Series Intrinsic Opportunities Fund	13,495,008	-	2,381,516	-	145,893	1,506,843	12,766,228	1,055,060
Fidelity Series Investment Grade Bond Fund	474,456,521	26,574,694	27,389,962	5,025,558	(1,027,420)	(854,625)	471,759,208	46,847,985
Fidelity Series Large Cap Stock Fund	124,244,880	2,214,375	9,751,295	-	3,760,610	11,405,650	131,874,220	4,467,284
Fidelity Series Large Cap Value Index Fund	11,694,821	113,166	1,145,791	-	563,549	1,023,832	12,249,577	578,356
Fidelity Series Long-Term Treasury Bond Index Fund	54,910,026	9,153,744	3,763,174	540,946	(864,755)	858,834	60,294,675	11,312,322
Fidelity Series Opportunistic Insights Fund	77,977,144	744,315	9,448,506	-	808,051	11,617,222	81,698,226	2,871,642
Fidelity Series Overseas Fund	87,966,507	813,413	10,745,019	-	859,981	8,726,799	87,621,681	5,412,087
Fidelity Series Real Estate Income Fund	1,798,964	33,102	115,705	15,766	2,959	17,208	1,736,528	171,594
Fidelity Series Select International Small Cap Fund	1,606,876	-	148,858	-	34,818	109,583	1,602,419	103,582
Fidelity Series Small Cap Core Fund	3,126,743	107,870	193,473	107,754	43,235	482,390	3,566,765	219,628
Fidelity Series Small Cap Discovery Fund	9,823,100	110,901	1,563,165	110,779	156,802	1,916,232	10,443,870	793,607
Fidelity Series Small Cap Opportunities Fund	20,313,562	-	3,386,059	-	2,276,973	1,350,452	20,554,928	1,017,067
Fidelity Series Stock Selector Large Cap Value Fund	70,467,884	1,363,733	4,794,054	-	551,193	6,304,916	73,893,672	4,776,579
Fidelity Series Value Discovery Fund	70,449,559	1,080,636	5,125,032	-	1,320,411	6,239,082	73,964,656	3,963,808
	1,964,411,791	101,476,104	198,631,669	7,068,675	22,099,665	141,184,278	2,030,540,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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